Conquer Risk Tactical Opportunities Fund
		Schedule of Investments
	September 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
170,012	Financial Select Sector SPDR ETF	$ 7,704,944
140,303	iShares Global Infrastructure ETF	7,636,692
51,228	iShares U.S. Aerospace & Defense ETF	7,665,758
59,881	iShares U.S. Broker-Dealers & Securities Exchange ETF	7,698,301
61,117	iShares U.S. Home Construction ETF	7,767,971
206,664	The Global X Silver Miners ETF	7,251,840
31,047	VanEck Semiconductor ETF	7,620,486

Total for Exchange Traded Funds (Cost - $53,287,683)		53,345,992	48.92%

MONEY MARKET FUNDS
55,547,126	Goldman Sachs FS Government Fund Institutional - 4.78% * +	55,547,126	50.95%

Total for Money Market Funds (Cost - $55,547,126)

	Total Investments (Cost - $108,834,809)	108,893,118	99.87%

	Other Assets in Excess of Liabilities	138,085	0.13%

	Net Assets	$109,031,203	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.gsam.com
+ The rate shown represents the 7-day yield at September 30, 2024.